Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Post Retirement Benefits

	12.31.2018	12.31.2017
Medical benefits plan Brazil	27.9	31.8
Medical benefits plan subsidiaries abroad	3.8	4.3

Post-retirement benefits	31.7	36.1